Payments, by Project - 12 months ended Dec. 31, 2023 - USD ($)		Taxes	Fees	Total Payments
Total		$ 52,756,175	$ 1,716,558	$ 54,472,733
Exporting for Transmission and Distribution to Customers For U.S. Customs and Border Protection of the U.S. Department of Homeland Security [Member]
Total	[1]		124,463	124,463
Exporting to Ecogas, Termoeléctrica de Mexicali and Third Parties For Tesorería de la Federación (Mexico's Department of Treasury) [Member]
Total	[2]	13,167,045		13,167,045
Exporting to Ecogas, Termoeléctrica de Mexicali and Third Parties For Instituto Mexicano del Seguro Social (Mexican Institute of Social Security) [Member]
Total	[2]		104,373	104,373
Energía Costa Azul For Tesorería de la Federación (Mexico's Department of Treasury) [Member]
Total	[2]	39,143,126	1,116,720	40,259,846
Energía Costa Azul For Instituto Mexicano del Seguro Social (Mexican Institute of Social Security) [Member]
Total	[2]		$ 371,002	371,002
Energía Costa Azul For Municipio de Ensenada (City of Ensenada) [Member]
Total	[2]	$ 446,004		$ 446,004

[1]	Payments made by Southern California Gas Company, which is included in Sempra’s Sempra California reportable segment.
[2]	Payments made by Sempra Infrastructure in Mexican pesos, which were converted to U.S. dollars using the exchange rate existing at the time each payment was made.